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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 66.6%
CONVERTIBLE 2.0%
Columbia Convertible Securities Fund, Class I Shares (a)	2,861,563	$46,843,779
DIVIDEND INCOME 5.2%
Columbia Dividend Income Fund, Class I Shares (a)	3,471,417	58,701,667
Columbia Dividend Opportunity Fund, Class I Shares (a)	6,237,646	61,503,188
Total		120,204,855
INTERNATIONAL 14.7%
Columbia Acorn International, Class I Shares (a)	132,368	5,981,723
Columbia Emerging Markets Fund, Class I Shares (a)	9,731,345	104,028,081
Columbia European Equity Fund, Class I Shares (a)	11,382,337	75,578,719
Columbia Greater China Fund, Class I Shares (a)	637,708	32,580,498
Columbia Overseas Value Fund, Class I Shares (a)	3,169,788	25,738,677
Columbia Pacific/Asia Fund, Class I Shares (a)	9,843,428	93,512,563
Total		337,420,261
REAL ESTATE 0.6%
Columbia Real Estate Equity Fund, Class I Shares (a)	760,766	12,423,317
U.S. LARGE CAP 28.9%
Columbia Contrarian Core Fund, Class I Shares (a)	8,254,022	150,635,898
Columbia Diversified Equity Income Fund, Class I Shares (a)	2,365,124	28,381,487
Columbia Large Cap Core Fund, Class I Shares (a)	2,202,134	35,300,204
Columbia Large Cap Growth Fund, Class I Shares (a)	2,430,100	73,364,711
Columbia Large Core Quantitative Fund, Class I Shares (a)	19,210,300	139,658,885
Columbia Large Growth Quantitative Fund, Class I Shares (a)	6,896,384	59,377,867
Columbia Large Value Quantitative Fund, Class I Shares (a)	2,047,254	16,541,816
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	5,629,706	86,753,771
Columbia Select Large-Cap Value Fund, Class I Shares (a)	4,027,364	74,828,415
Total		664,843,054

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 10.4%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	3,824,684	$111,948,511
Columbia Mid Cap Value Fund, Class I Shares (a)	5,288,742	88,480,647
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	3,896,516	38,341,721
Total		238,770,879
U.S. SMALL CAP 4.8%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	2,167,851	15,738,596
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	167,864	3,214,589
Columbia Small Cap Core Fund, Class I Shares (a)	696,016	12,298,610
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,878,379	57,440,816
Columbia Small Cap Value Fund II, Class I Shares (a)	1,319,631	22,103,825
Total		110,796,436
Total Equity Funds (Cost: $1,269,262,749)		$1,531,302,581

Fixed-Income Funds 26.4%
EMERGING MARKETS 1.4%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,547,723	32,407,032
HIGH YIELD 4.4%
Columbia High Yield Bond Fund, Class I Shares (a)	5,458,653	16,648,891
Columbia Income Opportunities Fund, Class I Shares (a)	8,260,751	84,920,525
Total		101,569,416
INFLATION PROTECTED SECURITIES 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,064,393	11,197,415
INTERNATIONAL 0.9%
Columbia International Bond Fund, Class I Shares (a)	1,752,881	20,315,894
INVESTMENT GRADE 19.2%
Columbia Corporate Income Fund, Class I Shares (a)	19,953,488	212,903,721
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,057,536	31,033,994
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	33,227,503	186,074,014

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Columbia U.S. Treasury Index Fund, Class I Shares (a)	972,091	$11,198,484
Total		441,210,213
Total Fixed-Income Funds (Cost: $576,950,736)		$606,699,970

Alternative Investment Funds 4.5%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,987,676	20,453,190
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,162,672	22,816,196
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,120,792	11,420,867
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	2,818,608	28,580,683
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,648,713	14,475,697
Columbia Flexible Capital Income Fund, Class I Shares(a)	537,760	6,404,724
Total Alternative Investment Funds (Cost: $102,118,669)		$104,151,357

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Food Products —%
China Milk Products Group Ltd. (b)(c)(d)	322,000	$10,457
TOTAL CONSUMER STAPLES		10,457
Total Common Stocks (Cost: $172,880)		$10,457

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 1.1%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%	$1,636,984	$1,645,552
01/15/14	2.000%	2,355,919	2,402,486
01/15/15	1.625%	3,064,018	3,218,894
01/15/16	2.000%	2,117,229	2,323,494
07/15/17	2.625%	1,741,895	2,066,731
01/15/19	2.125%	2,341,123	2,828,004
01/15/21	1.125%	286,556	336,659
01/15/25	2.375%	3,719,643	5,003,791
04/15/29	3.875%	3,389,424	5,592,021
02/15/40	2.125%	1,025,813	1,492,157
Total Inflation-Indexed Bonds (Cost: $23,817,983)			$26,909,789

		Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.126% (a)(e)		26,703,015	$26,703,015
Total Money Market Funds (Cost: $26,703,015)			$26,703,015
Total Investments (Cost: $1,999,026,032) (f)			$2,295,777,169(g)
Other Assets and Liabilities			3,618,412
Net Assets			$2,299,395,581

Investments in Derivatives Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $4,655,085 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini S&P 500 Index	(881)	(70,136,410)	June 2013	—	(1,942,557)
LIF FTSE 100	177	17,550,981	June 2013	86,436	—
TSE Topix Index	156	18,674,873	June 2013	1,869,021	—
U.S. Treasury Note, 10-year	52	6,934,688	June 2013	127,433	—
Total				2,082,890	(1,942,557)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	20,431,617	19,443	(359,017)	7,833	20,099,876	—	20,453,190
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	22,096,541	(333,231)	14,787	21,778,097	—	22,816,196
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	11,238,290	(146,318)	4,592	11,096,564	—	11,420,867
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	28,385,193	19,317	(346,029)	6,261	28,064,742	—	28,580,683
Columbia Acorn International, Class I Shares	—	5,197,321	(123,002)	26,807	5,101,126	—	5,981,723
Columbia Commodity Strategy Fund, Class I Shares	15,822,726	16,461	(78,510)	(2,952)	15,757,725	—	14,475,697
Columbia Contrarian Core Fund, Class I Shares	61,074,118	58,361,855	(3,262,827)	552,695	116,725,841	—	150,635,898
Columbia Convertible Securities Fund, Class I Shares	20,181,499	23,121,533	(837,122)	137,371	42,603,281	250,561	46,843,779
Columbia Corporate Income Fund, Class I Shares	87,819,499	115,584,670	(5,293,004)	427,464	198,538,629	1,211,518	212,903,721
Columbia Diversified Equity Income Fund, Class I Shares	—	18,420,416	(469,397)	199,460	18,150,479	126,226	28,381,487
Columbia Dividend Income Fund, Class I Shares	28,016,458	21,392,988	(2,779,199)	448,523	47,078,770	326,586	58,701,667
Columbia Dividend Opportunity Fund, Class I Shares	29,380,802	18,154,943	(2,315,290)	763,764	45,984,219	150,281	61,503,188
Columbia Emerging Markets Bond Fund, Class I Shares	18,857,088	10,630,723	(582,056)	59,593	28,965,348	372,678	32,407,032
Columbia Emerging Markets Fund, Class I Shares	59,828,969	37,897,039	(372,053)	(20,995)	97,332,960	—	104,028,081
Columbia European Equity Fund, Class I Shares	5,010,513	58,754,993	(469,377)	29,527	63,325,656	—	75,578,719
Columbia Flexible Capital Income Fund, Class I Shares	—	5,426,686	(125,004)	19,983	5,321,665	55,150	6,404,724
Columbia Greater China Fund, Class I Shares	10,697,282	21,614,785	(144,599)	(38,806)	32,128,662	—	32,580,498
Columbia High Yield Bond Fund, Class I Shares	15,467,222	234,307	(332,118)	28,533	15,397,944	229,767	16,648,891
Columbia Income Opportunities Fund, Class I Shares	29,961,446	49,135,967	(1,521,833)	231,499	77,807,079	745,831	84,920,525
Columbia Inflation Protected Securities Fund, Class I Shares	—	11,015,504	(270,158)	34,142	10,779,488	—	11,197,415
Columbia International Bond Fund, Class I Shares	19,948,943	119,036	(454,373)	11,814	19,625,420	93,557	20,315,894
Columbia Large Cap Core Fund, Class I Shares	—	30,398,972	(328,818)	45,352	30,115,506	—	35,300,204
Columbia Large Cap Growth Fund, Class I Shares	26,644,877	26,829,403	(894,851)	187,281	52,766,710	—	73,364,711
Columbia Large Core Quantitative Fund, Class I Shares	73,178,103	39,425,892	(4,324,970)	1,229,880	109,508,905	—	139,658,885
Columbia Large Growth Quantitative Fund, Class I Shares	21,908,974	32,754,615	(1,252,923)	(131,224)	53,279,442	—	59,377,867
Columbia Large Value Quantitative Fund, Class I Shares	19,968,324	1,202	(6,521,910)	1,068,850	14,516,466	—	16,541,816
Columbia Limited Duration Credit Fund, Class I Shares	31,001,809	170,377	(459,890)	6,392	30,718,688	146,049	31,033,994
Columbia Mid Cap Growth Fund, Class I Shares	45,997,749	55,116,695	(1,191,177)	617,414	100,540,681	—	111,948,511
Columbia Mid Cap Value Fund, Class I Shares	43,114,554	31,971,893	(1,823,020)	442,092	73,705,519	193,740	88,480,647
Columbia Mid Cap Value Opportunity Fund, Class I Shares	—	21,075,113	(81,101)	43,502	21,037,514	—	38,341,721

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	—	8,063,265	(60,281)	35,351	8,038,335	—	15,738,596
Columbia Overseas Value Fund, Class I Shares	24,626,781	5,628	(322,517)	7,431	24,317,323	—	25,738,677
Columbia Pacific/Asia Fund, Class I Shares	25,666,223	54,979,970	(3,818,048)	354,935	77,183,080	—	93,512,563
Columbia Real Estate Equity Fund, Class I Shares	—	9,023,095	(662,675)	243,211	8,603,631	44,105	12,423,317
Columbia Select Large Cap Growth Fund, Class I Shares	38,937,654	35,657,368	(1,728,817)	503,726	73,369,931	—	86,753,771
Columbia Select Large-Cap Value Fund, Class I Shares	10,015,392	53,320,031	(692,682)	117,550	62,760,291	—	74,828,415
Columbia Select Smaller-Cap Value Fund, Class I Shares	—	2,916,438	(15,861)	738	2,901,315	—	3,214,589
Columbia Short-Term Cash Fund	21,553,489	24,037,449	(18,887,923)	—	26,703,015	7,906	26,703,015
Columbia Small Cap Core Fund, Class I Shares	—	11,544,906	(35,297)	2,803	11,512,412	—	12,298,610
Columbia Small Cap Growth Fund I, Class I Shares	39,223,375	18,929,123	(1,072,416)	16,774	57,096,856	—	57,440,816
Columbia Small Cap Value Fund I, Class I Shares	15,919,496	72	(16,664,778)	745,210	—	—	—
Columbia Small Cap Value Fund II, Class I Shares	20,426,189	2,364	(936,602)	85,886	19,577,837	—	22,103,825
Columbia U.S. Government Mortgage Fund, Class I Shares	71,979,881	114,083,822	(2,475,770)	122,870	183,710,803	604,165	186,074,014
Columbia U.S. Treasury Index Fund, Class I Shares	—	11,661,446	(247,898)	(6,210)	11,407,338	19,551	11,198,484
Total	981,046,245	1,070,421,957	(85,114,742)	8,681,709	1,975,035,169	4,577,671	2,268,856,923

(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $10,457, representing 0.00% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-10	172,880

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2013, the value of these securities amounted to $10,457, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(f)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $1,999,026,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$298,406,000
Unrealized Depreciation	(1,655,000)
Net Unrealized Appreciation	$296,751,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,531,302,581	—	—	1,531,302,581
Fixed-Income Funds	606,699,970	—	—	606,699,970
Alternative Investment Funds	104,151,357	—	—	104,151,357
Money Market Funds	26,703,015	—	—	26,703,015
Total Mutual Funds	2,268,856,923	—	—	2,268,856,923
Equity Securities
Common Stocks
Consumer Staples	—	—	10,457	10,457
Total Equity Securities	—	—	10,457	10,457
Bonds
Inflation-Indexed Bonds	—	26,909,789	—	26,909,789
Total Bonds	—	26,909,789	—	26,909,789
Investments in Securities	2,268,856,923	26,909,789	10,457	2,295,777,169
Derivatives
Assets
Futures Contracts	2,082,890	—	—	2,082,890
Liabilities
Futures Contracts	(1,942,557)	—	—	(1,942,557)
Total	2,268,997,256	26,909,789	10,457	2,295,917,502

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of January 31, 2013	10,407
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	50
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2013	10,457

(a)Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $50.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 36.8%
CONVERTIBLE 1.4%
Columbia Convertible Securities Fund, Class I Shares (a)	616,231	$10,087,697
DIVIDEND INCOME 6.1%
Columbia Dividend Income Fund, Class I Shares (a)	1,180,282	19,958,574
Columbia Dividend Opportunity Fund, Class I Shares (a)	2,492,491	24,575,956
Total		44,534,530
INTERNATIONAL 7.7%
Columbia Acorn International, Class I Shares (a)	34,951	1,579,454
Columbia Emerging Markets Fund, Class I Shares (a)	1,137,284	12,157,564
Columbia European Equity Fund, Class I Shares (a)	2,861,439	18,999,956
Columbia Greater China Fund, Class I Shares (a)	127,670	6,522,647
Columbia Pacific/Asia Fund, Class I Shares (a)	1,808,764	17,183,259
Total		56,442,880
U.S. LARGE CAP 14.4%
Columbia Contrarian Core Fund, Class I Shares (a)	1,636,447	29,865,162
Columbia Large Cap Core Fund, Class I Shares (a)	494,834	7,932,195
Columbia Large Cap Growth Fund, Class I Shares (a)	624,024	18,839,278
Columbia Large Core Quantitative Fund, Class I Shares (a)	3,217,767	23,393,165
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,947,386	25,376,990
Total		105,406,790
U.S. MID CAP 5.3%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	626,890	18,349,075
Columbia Mid Cap Value Fund, Class I Shares (a)	1,213,483	20,301,573
Total		38,650,648
U.S. SMALL CAP 1.9%
Columbia Small Cap Core Fund, Class I Shares (a)	802,539	14,180,867
Total Equity Funds (Cost: $221,160,835)		$269,303,412

	Shares	Value

Fixed-Income Funds 55.6%
EMERGING MARKETS 4.7%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,714,058	$34,522,818
HIGH YIELD 4.8%
Columbia Income Opportunities Fund, Class I Shares (a)	3,413,945	35,095,352
INFLATION PROTECTED SECURITIES 1.6%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,111,209	11,689,922
INTERNATIONAL 0.5%
Columbia International Bond Fund, Class I Shares (a)	325,728	3,775,181
INVESTMENT GRADE 44.0%
Columbia Corporate Income Fund, Class I Shares (a)	11,534,762	123,075,917
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,914,625	49,883,444
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	24,431,394	136,815,806
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,014,238	11,684,020
Total		321,459,187
Total Fixed-Income Funds (Cost: $388,014,943)		$406,542,460

Alternative Investment Funds 5.8%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	301,166	3,099,001
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,068,305	11,270,614
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	589,724	6,009,285
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	896,532	9,090,839
Columbia Flexible Capital Income Fund, Class I Shares(a)	1,094,454	13,034,942
Total Alternative Investment Funds (Cost: $39,508,563)		$42,504,681

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 0.8%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%	$366,583	$368,502
01/15/14	2.000%	439,772	448,464
01/15/15	1.625%	547,146	574,802

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)
01/15/16	2.000%	$415,258	$455,713
07/15/17	2.625%	336,057	398,726
01/15/19	2.125%	464,981	561,682
01/15/21	1.125%	169,811	199,502
01/15/25	2.375%	726,685	977,562
04/15/29	3.875%	692,007	1,141,704
02/15/40	2.125%	214,830	312,494
Total Inflation-Indexed Bonds (Cost: $4,823,257)			$5,439,151

	Shares	Value

Money Market Funds 0.9%
BofA Cash Reserves, Capital Class, 0.060% (c)	1,246,001	$1,246,001
Columbia Short-Term Cash Fund, 0.126% (a)(c)	5,332,897	5,332,897
Total Money Market Funds (Cost: $6,578,898)		$6,578,898
Total Investments (Cost: $660,086,496) (d)		$730,368,602(e)
Other Assets and Liabilities		1,027,249
Net Assets		$731,395,851

Investments in Derivatives Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $1,131,950 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini S&P 500 Index	(281)	(22,370,410)	June 2013	—	(619,590)
U.S. Treasury Long Bond, 20-year	20	2,967,500	June 2013	88,740	—
U.S. Treasury Note, 5-year	23	2,866,734	June 2013	20,975	—
U.S. Treasury Note, 10-year	78	10,402,032	June 2013	147,813	—
Total				257,528	(619,590)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,093,113	60,991	(103,051)	1,932	3,052,985	—	3,099,001
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	10,882,058	(116,262)	5,217	10,771,013	—	11,270,614
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	5,959,978	(57,914)	1,221	5,903,285	—	6,009,285
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	3,103,010	5,900,515	(94,765)	1,604	8,910,364	—	9,090,839
Columbia Acorn International, Class I Shares	—	1,383,911	(28,671)	2,810	1,358,050	—	1,579,454
Columbia Contrarian Core Fund, Class I Shares	3,504,763	17,964,892	(338,608)	127,785	21,258,832	—	29,865,162
Columbia Convertible Securities Fund, Class I Shares	3,266,840	5,872,294	(167,752)	24,003	8,995,385	53,807	10,087,697
Columbia Corporate Income Fund, Class I Shares	21,542,055	96,712,650	(3,355,095)	270,130	115,169,740	579,327	123,075,917
Columbia Dividend Income Fund, Class I Shares	3,744,144	12,663,446	(715,686)	125,854	15,817,758	104,017	19,958,574
Columbia Dividend Opportunity Fund, Class I Shares	2,841,232	16,926,054	(650,329)	152,975	19,269,932	59,945	24,575,956
Columbia Emerging Markets Bond Fund, Class I Shares	3,969,319	26,998,049	(587,798)	60,503	30,440,073	316,619	34,522,818
Columbia Emerging Markets Fund, Class I Shares	2,593,605	8,877,946	(137,685)	622	11,334,488	—	12,157,564

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia European Equity Fund, Class I Shares	—	15,971,427	(159,447)	34,411	15,846,391	—	18,999,956
Columbia Flexible Capital Income Fund, Class I Shares	—	11,073,372	(241,525)	39,068	10,870,915	112,017	13,034,942
Columbia Greater China Fund, Class I Shares	582,268	5,718,332	(80,589)	(3,028)	6,216,983	—	6,522,647
Columbia Income Opportunities Fund, Class I Shares	9,479,006	23,386,420	(786,945)	248,791	32,327,272	291,049	35,095,352
Columbia Inflation Protected Securities Fund, Class I Shares	—	11,769,164	(257,504)	20,009	11,531,669	—	11,689,922
Columbia International Bond Fund, Class I Shares	3,611,295	112,593	(80,672)	2,204	3,645,420	17,276	3,775,181
Columbia Large Cap Core Fund, Class I Shares	—	6,626,996	(73,552)	10,391	6,563,835	—	7,932,195
Columbia Large Cap Growth Fund, Class I Shares	4,258,884	9,269,258	(239,385)	66,928	13,355,685	—	18,839,278
Columbia Large Core Quantitative Fund, Class I Shares	3,932,314	13,851,263	(562,879)	213,869	17,434,567	—	23,393,165
Columbia Large Growth Quantitative Fund, Class I Shares	3,843,757	19,910,978	(460,878)	119,184	23,413,041	—	25,376,990
Columbia Large Value Quantitative Fund, Class I Shares	1,068,727	3,692	(1,305,928)	233,509	—	—	—
Columbia Limited Duration Credit Fund, Class I Shares	8,479,987	39,968,352	(759,631)	20,167	47,708,875	136,520	49,883,444
Columbia Mid Cap Growth Fund, Class I Shares	2,392,020	14,019,727	(103,255)	28,206	16,336,698	—	18,349,075
Columbia Mid Cap Value Fund, Class I Shares	2,187,845	14,646,372	(156,458)	36,634	16,714,393	44,311	20,301,573
Columbia Pacific/Asia Fund, Class I Shares	1,147,334	13,403,029	(698,227)	100,203	13,952,339	—	17,183,259
Columbia Short-Term Cash Fund	2,975,445	8,980,787	(6,623,335)	—	5,332,897	1,437	5,332,897
Columbia Small Cap Core Fund, Class I Shares	—	13,319,232	(29,110)	2,339	13,292,461	—	14,180,867
Columbia Small Cap Growth Fund I, Class I Shares	775,229	5,036	(775,412)	(4,853)	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	713,553	95,345	(848,779)	39,881	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	18,762,330	118,091,208	(1,649,420)	81,451	135,285,569	363,814	136,815,806
Columbia U.S. Treasury Index Fund, Class I Shares	—	12,142,439	(229,535)	(6,581)	11,906,323	20,362	11,684,020
Total	111,868,075	562,567,806	(22,476,082)	2,057,439	654,017,238	2,100,501	723,683,450

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(d)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $ 660,086,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,505,000
Unrealized Depreciation	(222,000)
Net Unrealized Appreciation	$70,283,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Mutual Funds
Equity Funds	269,303,412	—	—	269,303,412
Fixed-Income Funds	406,542,460	—	—	406,542,460
Alternative Investments	42,504,681	—	—	42,504,681
Money Market Funds	6,578,898	—	—	6,578,898
Total Mutual Funds	724,929,451	—	—	724,929,451
Bonds
Inflation-Indexed Bonds	—	5,439,151	—	5,439,151
Total Bonds	—	5,439,151	—	5,439,151
Investments in Securities	724,929,451	5,439,151	—	730,368,602
Derivatives
Assets
Futures Contracts	257,528	—	—	257,528
Liabilities
Futures Contracts	(619,590)		—	(619,590)
Total	724,567,389	5,439,151	—	730,006,540

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are value at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia LifeGoal® Growth Portfolio

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 94.1%
Convertible 6.6%
Columbia Convertible Securities Fund, Class I Shares (a)	3,109,548	$50,903,304
Dividend Income 30.2%
Columbia Dividend Income Fund, Class I Shares (a)	5,543,122	93,734,199
Columbia Dividend Opportunity Fund, Class I Shares (a)	7,903,343	77,926,961
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	3,082,813	62,581,095
Total		234,242,255
International 9.1%
Columbia Emerging Markets Fund, Class I Shares (a)	3,633,738	38,844,652
Columbia Pacific/Asia Fund, Class I Shares (a)	3,334,756	31,680,184
Total		70,524,836
U.S. Large Cap 41.2%
Columbia Contrarian Core Fund, Class I Shares (a)	2,555,752	46,642,472
Columbia Energy and Natural Resources Fund, Class I Shares (a)	2,092,969	43,889,561
Columbia Large Cap Core Fund, Class I Shares (a)	2,431,656	38,979,451
Columbia Large Cap Growth Fund, Class I Shares (a)	2,314,183	69,865,185

	Shares	Value

Equity Funds (continued)
U.S. Large Cap (continued)
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,145,610	$15,598,583
Columbia Large Growth Quantitative Fund, Class I Shares (a)	4,083,897	35,162,356
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,462,417	68,765,848
Total		318,903,456
U.S. Mid Cap 5.0%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,325,849	38,807,600
U.S. Small Cap 2.0%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	501,111	15,323,976
Total Equity Funds (Cost: $608,136,054)		$728,705,427

Alternative Investment Funds 5.9%
Columbia Flexible Capital Income Fund, Class I Shares(a)	3,849,592	45,848,644
Total Alternative Investment Funds (Cost: $41,358,978)		$45,848,644
Total Investments (Cost: $649,495,032) (c)		$774,554,071(d)
Other Assets and Liabilities		(138,840)
Net Assets		$774,415,231

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	30,681,411	—	(1,642,286)	932,675	29,971,800	—	—	46,642,472
Columbia Convertible Securities Fund, Class I Shares	43,184,379	312,170	(42,304)	1,661	43,455,906	—	269,376	50,903,304
Columbia Dividend Income Fund, Class I Shares	77,047,218	522,725	(5,650,042)	925,965	72,845,866	—	522,725	93,734,199
Columbia Dividend Opportunity Fund, Class I Shares	64,142,398	190,678	(3,487,090)	421,356	61,267,342	—	190,678	77,926,961
Columbia Emerging Markets Fund, Class I Shares	36,221,589	103,194	(17,407)	(794)	36,306,582	—	—	38,844,652
Columbia Energy and Natural Resources Fund, Class I Shares	43,940,945	114,279	(166,181)	3,317	43,892,360	—	—	43,889,561
Columbia Flexible Capital Income Fund, Class I Shares	41,951,026	394,095	(1,071,093)	84,950	41,358,978	—	394,095	45,848,644
Columbia Global Dividend Opportunity Fund, Class I Shares	61,156,264	339,941	(1,353,894)	(375)	60,141,936	—	339,941	62,581,095
Columbia Large Cap Core Fund, Class I Shares	33,954,103	—	(1,445,066)	173,461	32,682,498	—	—	38,979,451

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Cap Growth Fund, Class I Shares	49,017,477	15,740	(1,086,647)	145,171	48,091,741	—	—	69,865,185
Columbia Large Core Quantitative Fund, Class I Shares	12,789,441	—	(594,177)	130,689	12,325,953	—	—	15,598,583
Columbia Large Growth Quantitative Fund, Class I Shares	32,079,867	1	(917,974)	304,625	31,466,519	—	—	35,162,356
Columbia Mid Cap Growth Fund, Class I Shares	37,208,781	140	(601,709)	8,789	36,616,001	—	—	38,807,600
Columbia Pacific/Asia Fund, Class I Shares	26,276,326	22,677	(1,417,061)	297,229	25,179,171	—	—	31,680,184
Columbia Select Large Cap Growth Fund, Class I Shares	60,697,380	5,822	(1,759,532)	105,519	59,049,189	—	—	68,765,848
Columbia Small Cap Growth Fund I, Class I Shares	15,416,233	4,575	(491,275)	(86,343)	14,843,190	—	—	15,323,976
Total	665,764,838	2,026,037	(21,743,738)	3,447,895	649,495,032	—	1,716,815	774,554,071

(b)	Non-income producing.
(c)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $649,495,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$125,062,000
Unrealized Depreciation	(3,000)
Net Unrealized Appreciation	$125,059,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	728,705,427	—	—	728,705,427
Alternative Investment Funds	45,848,644	—	—	45,848,644
Total Mutual Funds	774,554,071	—	—	774,554,071
Total	774,554,071	—	—	774,554,071

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Masters International Equity Portfolio

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 98.9%
International 98.9%
Columbia Acorn International, Class I Shares (a)	52,192	$2,358,538
Columbia Emerging Markets Fund, Class I Shares (a)	441,343	4,717,962
Columbia European Equity Fund, Class I Shares (a)	4,259,133	28,280,642
Columbia Pacific/Asia Fund, Class I Shares (a)	1,241,425	11,793,543
Total		47,150,685
Total Equity Funds (Cost: $41,725,068)		$47,150,685

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.126%(a)(b)	500,769	$500,769
Total Money Market Funds (Cost: $500,769)		$500,769
Total Investments (Cost: $42,225,837) (c)		$47,651,454(d)
Other Assets and Liabilities		(19,454)
Net Assets		$47,632,000

Investments in Derivatives Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $22,800 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini MCSI EAFE Index	6	522,240	June 2013	24,357	—

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	May 24, 2013	2,147,000	2,320,537	10,946	—
		(CHF)	(USD)
Barclays Bank PLC	May 24, 2013	50,000	52,654		1,132
		(CHF)	(USD)
HSBC Securities (USA), Inc.	May 24, 2013	4,459,000	5,839,550	—	33,583
		(EUR)	(USD)
UBS Securities LLC	May 24, 2013	2,273,000	3,460,415	—	69,798
		(GPB)	(USD)
Morgan Stanley	May 24, 2013	2,324,601	2,255,000	9,024	—
		(USD)	(AUD)
Citigroup Global Markets Inc.	May 24, 2013	5,874,575	575,155,000	26,004	—
		(USD)	(JPY)
State Street Bank & Trust Company	May 24, 2013	3,550,153	20,571,000	14,081	—
		(USD)	(NOK)
J.P. Morgan Securities, Inc.	June 20, 2013	659,000	699,260	—	9,846
		(CHF)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	891,000	1,165,182	—	8,604
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	2,262,672,000	231,831	124	—
		(IDR)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	38,076,000	697,286	—	7,352
		(INR)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	1,816,544,000	1,633,686	—	13,985
		(KRW)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	992,000	325,630	442	—
		(MYR)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	19,161,000	464,419	—	1,419
		(PHP)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	24,224,000	829,441	6,443	—
		(THB)	(USD)
J.P. Morgan Securities, Inc.	June 20, 2013	31,656,000	1,069,785	—	4,921
		(TWD)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	June 20, 2013	2,100,222	2,042,000	8,796	—
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	June 20, 2013	939,148	608,000	4,987	—
		(USD)	(GBP)
J.P. Morgan Securities, Inc.	June 20, 2013	4,179,600	414,330,000	71,677	—
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	June 20, 2013	187,240	1,098,000	2,811	—
		(USD)	(NOK)
J.P. Morgan Securities, Inc.	June 20, 2013	187,375	220,000	549	—
		(USD)	(NZD)
J.P. Morgan Securities, Inc.	June 20, 2013	934,852	6,155,000	13,786	—
		(USD)	(SEK)
J.P. Morgan Securities, Inc.	June 20, 2013	465,495	576,000	2,163	—
		(USD)	(SGD)
Total				171,833	150,640

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Acorn International, Class I Shares	1,236,019	15,736	(251,691)	114,937	1,115,001	112,872	—	2,358,538
Columbia Emerging Markets Fund, Class I Shares	5,041,461	140,170	(344,590)	(29,485)	4,807,556	—	—	4,717,962
Columbia European Equity Fund, Class I Shares	26,769,511	411,049	(2,165,788)	150,109	25,164,881	146,995	—	28,280,642
Columbia Pacific/Asia Fund, Class I Shares	12,123,953	109,485	(1,623,014)	27,206	10,637,630	25,849	—	11,793,543
Columbia Short-Term Cash Fund	494,965	237,293	(231,489)	—	500,769	—	157	500,769
Total	45,665,909	913,733	(4,616,572)	262,767	42,225,837	285,716	157	47,651,454

(b)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(c)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $ 42,226,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,515,000
Unrealized Depreciation	(90,000)
Net Unrealized Appreciation	$5,425,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits

NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Mutual Funds
Equity Funds	47,150,685	—	—	47,150,685
Money Market Funds	500,769	—	—	500,769
Total Mutual Funds	47,651,454	—	—	47,651,454
Derivatives
Assets
Futures Contracts	24,357	—	—	24,357
Forward Foreign Currency Exchange Contracts	—	171,833	—	171,833
Liabilities
Forward Foreign Currency Exchange Contracts	—	(150,640)	—	(150,640)
Total	47,675,811	21,193	—	47,697,004

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2013